Subsequent Events (Details Narrative) - USD ($)					12 Months Ended
	Nov. 06, 2025	Nov. 04, 2025	Feb. 28, 2025	Apr. 07, 2023	Dec. 31, 2024	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2023
NEONC TECHNOLOGIES HOLDINGS, INC.
Subsequent Event [Line Items]
Purchased shares of common stock				10,500,000	560,000
Principal balance					$ 50,000	$ 62,500	$ 62,500	$ 50,000
Subsequent Event [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Subsequent Event [Line Items]
Principal balance			$ 300,000
Repayment of debt			$ 600,000
Amir Heshmatpour [Member]
Subsequent Event [Line Items]
Restricted stock units, granted	1,200,000
Grace Fisher [Member]
Subsequent Event [Line Items]
Restricted stock units, granted	70,000
Equity Purchase Agreement [Member] | Mast Hill Fund L P [Member]
Subsequent Event [Line Items]
Purchased shares of common stock		76,665
Share price		$ 9.78
Proceeds from gross proceeds		$ 750,000